Summary of share capital (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Balance – Value	$ 35,776	$ 54,294	$ 52,986
Balance – Value	$ 29,079	35,776	54,294
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,855,876
Balance – Value	$ 293,410	$ 293,410	293,410
Number of shares issued	4,855,876	4,855,876
Balance – Value	$ 293,410	$ 293,410	$ 293,410